Provisions and other liabilities - Summary of Sensitivity for Pensions and Other Post-Employment Benefits to Changes in Key Actuarial Assumptions (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible decrease in actuarial assumption	(0.50%)
General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in mortality table (in years)	1 year
France | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 141
France | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	63
France | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	70
France | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
France | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	48
Germany | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	253
Germany | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	357
Germany | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	347
Germany | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
Germany | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	86
USA | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	210
USA | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	1
USA | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
USA | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	45
USA | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	82
UK | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	312
UK | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	193
UK | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	156
UK | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
UK | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 135